Convertible Series A Preferred Stock (Details Narrative) - USD ($)		12 Months Ended
	Feb. 14, 2017	Dec. 31, 2018	Dec. 31, 2017
Number of shares issued during period			745,476
Number of shares issued during period, value		$ 2,979,000	$ 796,000
Interest expense		$ 362,000	555,000
Series A Convertible Preferred Stock [Member]
Interest expense			75,000
Redemption premium			$ 14,000
Series A Preferred Stock [Member]
Number of shares issued during period			630,000
Exchange for cash			$ 555,000
Debt discount			$ 75,000
Redemption premium			25.00%
Preferred stock, redemption shares			630,000
Conversion of stock, shares converted			190,800
Conversion of stock, amount			$ 304,000
Cash payment			543,000
Preferred stock redemption amount			847,000
Interest expense			217,000
Redemption premium			158,000
Fair value of common shares			$ 46,000
Interest rate			5.00%
Securities Purchase Agreement [Member] | Unaffiliated, Accredited Investor [Member] | Series A Convertible Preferred Stock [Member]
Number of shares issued during period	1,050,000
Number of shares issued during period, value	$ 1,050,000
Exchange for cash	1,000,000
Debt discount	$ 50,000
Redemption premium	25.00%
Preferred stock accrued dividend rate	5.00%
Preferred stock redemption description	Mandatorily redeemable at an installment basis starting August 13, 2017 in the amount of $63,000 plus accrued interest.